ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2017	2018
	(RMB in thousands)

Funds payable to Individual Investors on Juzi Licai (i)	—	782,109
Liabilities to Pre-IPO Series C-1 preferred shareholders (Note 14)	506,478	335,238
Funds payable to Institutional Funding Partners(ii)	449,127	252,678
Accrued payroll and welfare	168,249	254,852
Tax payable	228,660	114,887
Deferred interest and financial services income and others	56,259	71,634
Deferred service fees	44,189	92,056
Payable to third-party sellers	33,841	57,637
Guarantee derivative liabilities at fair value	30,958	52,434
Consideration payable for investments	—	36,414
Accrued professional fees	1,114	19,057
Security deposits from third-party sellers	10,104	12,206
Accrued IPO expenses	38,399	—
Other accrued expenses	43,651	64,487
Total accrued expenses and other current liabilities	1,611,029	2,145,689
(i)

The payable balances mainly include investment funds received from the Individual Investors on Juzi Licai under the New Model but not yet matched with and transferred to the Borrowers due to the settlement time lag.

(ii)	The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.